Note 11 - Lease Commitments (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Future Minimum Lease Payments [Abstract]
2014	$ 76
2014	314
2014	390
2015	76
2015	312
2015	388
2016	76
2016	254
2016	330
2017	76
2017	295
2017	219
2018	76
2018	95
2018	19
After 2018	510
After 2018	510
Total minimum lease payments	890
Total minimum lease payments	1,118
Total minimum lease payments	2,008
Less: Amounts representing interest	444
Present value of minimum payments	446
Less: Current portion of obligations under capital leases	56	2
Long-term portion of obligations under capital leases	$ 390	$ 224